SCHEDULE OF PLANT AND EQUIPMENT (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 1,023,729	$ 1,390,737	$ 2,007,836
Less: accumulated depreciation	(759,092)	(1,031,228)	(1,710,249)
Plant and equipment, net	264,637	359,509	297,587
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	927,433	1,259,919	1,657,643
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	57,398	77,975	76,536
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 38,898	$ 52,843	$ 273,657